UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21676
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.8%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	26,422	$1,953,379
Honeywell International, Inc.	56,426	3,369,197
Huntington Ingalls Industries, Inc.(1)	3,600	149,399
Northrop Grumman Corp.	21,600	1,354,536
Rockwell Collins, Inc.	16,000	1,037,280
Textron, Inc.	11,648	319,039
United Technologies Corp.	44,353	3,754,481

		$11,937,311

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	15,365	$1,139,007
Expeditors International of Washington, Inc.	21,522	1,079,113
United Parcel Service, Inc., Class B	36,814	2,736,017

		$4,954,137

Auto Components — 0.6%
Dana Holding Corp.(1)	31,658	$550,533
Goodyear Tire & Rubber Co. (The)(1)	13,476	201,870
Johnson Controls, Inc.	37,662	1,565,609

		$2,318,012

Automobiles — 0.3%
Ford Motor Co.(1)	83,365	$1,242,972

		$1,242,972

Beverages — 2.5%
Coca-Cola Co. (The)	86,673	$5,750,754
PepsiCo, Inc.	55,700	3,587,637

		$9,338,391

Biotechnology — 1.3%
Amgen, Inc.(1)	29,900	$1,598,155
Celgene Corp.(1)	39,773	2,288,141
Gilead Sciences, Inc.(1)	21,919	930,242

		$4,816,538

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	13,449	$401,722
Federated Investors, Inc., Class B	7,867	210,442
Goldman Sachs Group, Inc. (The)	13,885	2,200,356
Invesco, Ltd.	38,480	983,549
Legg Mason, Inc.	18,049	651,388
State Street Corp.	27,413	1,231,940
T. Rowe Price Group, Inc.	24,428	1,622,508

		$7,301,905

Chemicals — 1.9%
Dow Chemical Co. (The)	40,267	$1,520,079
E.I. Du Pont de Nemours & Co.	62,878	3,456,404
Eastman Chemical Co.	1,804	179,173
Monsanto Co.	9,621	695,213
Sherwin-Williams Co. (The)	13,337	1,120,175

		$6,971,044

Security	Shares	Value
Commercial Banks — 3.0%
Banco Bilbao Vizcaya Argentaria SA ADR	28,712	$344,544
Fifth Third Bancorp	91,535	1,270,506
First Horizon National Corp.	16,952	190,032
KeyCorp	25,580	227,150
M&T Bank Corp.	12,600	1,114,722
Marshall & Ilsley Corp.	39,440	315,126
PNC Financial Services Group, Inc.	14,634	921,796
Wells Fargo & Co.	219,413	6,955,392

		$11,339,268

Commercial Services & Supplies — 1.0%
Avery Dennison Corp.	20,234	$849,019
Pitney Bowes, Inc.	36,763	944,441
RR Donnelley & Sons Co.	28,274	534,944
Waste Management, Inc.	39,000	1,456,260

		$3,784,664

Communications Equipment — 2.9%
Aviat Networks, Inc.(1)	6,710	$34,691
Cisco Systems, Inc.	226,200	3,879,330
Harris Corp.	23,222	1,151,811
QUALCOMM, Inc.	82,146	4,504,065
Research In Motion, Ltd.(1)	2,676	151,381
Riverbed Technology, Inc.(1)	16,473	620,209
Telefonaktiebolaget LM Ericsson, Class B ADR	43,494	559,333

		$10,900,820

Computers & Peripherals — 3.8%
Apple, Inc.(1)	30,468	$10,616,575
Hewlett-Packard Co.	75,957	3,111,958
QLogic Corp.(1)	20,459	379,514

		$14,108,047

Construction & Engineering — 0.0%(2)
Shaw Group, Inc. (The)(1)	4,322	$153,042

		$153,042

Consumer Finance — 0.8%
American Express Co.	49,193	$2,223,524
Discover Financial Services	40,754	982,986

		$3,206,510

Distributors — 0.5%
Genuine Parts Co.	34,078	$1,827,944

		$1,827,944

Diversified Consumer Services — 0.3%
H&R Block, Inc.	75,300	$1,260,522

		$1,260,522

Diversified Financial Services — 4.3%
Bank of America Corp.	294,131	$3,920,766
Citigroup, Inc.(1)	633,400	2,799,628
CME Group, Inc.	3,193	962,849
JPMorgan Chase & Co.	158,700	7,316,070
Moody’s Corp.	29,272	992,614

		$15,991,927

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	190,600	$5,832,360
Frontier Communications Corp.	104,862	861,965

Security	Shares	Value
Verizon Communications, Inc.	139,894	$5,391,515
Windstream Corp.	46,200	594,594

		$12,680,434

Electric Utilities — 1.0%
Duke Energy Corp.	88,867	$1,612,936
Edison International	20,090	735,093
FirstEnergy Corp.	34,793	1,290,472
Pinnacle West Capital Corp.	7,168	306,719

		$3,945,220

Electrical Equipment — 0.8%
Emerson Electric Co.	53,488	$3,125,304

		$3,125,304

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$331,107

		$331,107

Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	3,454	$253,627
Diamond Offshore Drilling, Inc.	13,574	1,054,700
Halliburton Co.	67,100	3,344,264
Schlumberger, Ltd.	56,392	5,259,118
Tidewater, Inc.	3,756	224,797

		$10,136,506

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	86,869	$2,981,344
Wal-Mart Stores, Inc.	82,996	4,319,942
Walgreen Co.	17,421	699,279

		$8,000,565

Food Products — 1.9%
ConAgra Foods, Inc.	36,224	$860,320
General Mills, Inc.	37,423	1,367,811
Green Mountain Coffee Roasters, Inc.(1)	15,366	992,797
Kellogg Co.	31,044	1,675,755
Kraft Foods, Inc., Class A	54,344	1,704,228
Tyson Foods, Inc., Class A	28,696	550,676

		$7,151,587

Gas Utilities — 0.2%
Nicor, Inc.	11,699	$628,236

		$628,236

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	42,233	$2,270,868
Boston Scientific Corp.(1)	82,776	595,160
Covidien PLC	11,380	591,077
Medtronic, Inc.	52,729	2,074,886
Zimmer Holdings, Inc.(1)	5,294	320,446

		$5,852,437

Health Care Providers & Services — 1.6%
Express Scripts, Inc.(1)	15,796	$878,415
Medco Health Solutions, Inc.(1)	26,655	1,496,945
Quest Diagnostics, Inc.	21,510	1,241,557
UnitedHealth Group, Inc.	49,739	2,248,203

		$5,865,120

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	35,843	$2,727,294
Wyndham Worldwide Corp.	26,139	831,482
Yum! Brands, Inc.	16,501	847,821

		$4,406,597

Household Durables — 1.2%
D.R. Horton, Inc.	22,646	$263,826
Leggett & Platt, Inc.	11,383	278,884
Lennar Corp., Class A	21,018	380,846
Newell Rubbermaid, Inc.	81,591	1,560,836
Pulte Group, Inc.(1)	20,311	150,301
Stanley Black & Decker, Inc.	10,773	825,212
Whirlpool Corp.	11,922	1,017,662

		$4,477,567

Household Products — 1.5%
Clorox Co. (The)	10,021	$702,171
Kimberly-Clark Corp.	13,561	885,127
Procter & Gamble Co.	68,531	4,221,510

		$5,808,808

Industrial Conglomerates — 1.9%
3M Co.	17,125	$1,601,187
General Electric Co.	272,736	5,468,357

		$7,069,544

Insurance — 4.3%
ACE, Ltd.	14,012	$906,576
Aflac, Inc.	7,577	399,914
AON Corp.	15,101	799,749
Berkshire Hathaway, Inc., Class B(1)	35,979	3,008,924
Cincinnati Financial Corp.	23,600	774,080
Genworth Financial, Inc., Class A(1)	4,317	58,107
Lincoln National Corp.	34,963	1,050,289
Marsh & McLennan Cos., Inc.	50,188	1,496,104
MetLife, Inc.	45,032	2,014,281
Principal Financial Group, Inc.	44,928	1,442,638
Prudential Financial, Inc.	28,337	1,744,993
Travelers Companies, Inc. (The)	43,007	2,558,056

		$16,253,711

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	5,804	$1,045,475
Priceline.com, Inc.(1)	2,341	1,185,576

		$2,231,051

Internet Software & Services — 2.1%
AOL, Inc.(1)	2,315	$45,212
Google, Inc., Class A(1)	10,119	5,931,859
Monster Worldwide, Inc.(1)	16,352	259,997
VeriSign, Inc.	43,013	1,557,501

		$7,794,569

IT Services — 2.2%
Fidelity National Information Services, Inc.	26,132	$854,255
International Business Machines Corp.	33,173	5,409,521
MasterCard, Inc., Class A	7,359	1,852,408

		$8,116,184

Leisure Equipment & Products — 0.4%
Mattel, Inc.	54,845	$1,367,286

		$1,367,286

Security	Shares	Value
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,866	$214,756

		$214,756

Machinery — 1.1%
Caterpillar, Inc.	31,778	$3,538,480
Eaton Corp.	2,862	158,669
Snap-On, Inc.	6,380	383,183

		$4,080,332

Media — 4.3%
CBS Corp., Class B	64,211	$1,607,844
Comcast Corp., Class A	131,079	3,240,273
IMAX Corp.(1)	16,738	535,281
McGraw-Hill Cos., Inc. (The)	51,266	2,019,881
Omnicom Group, Inc.	39,439	1,934,877
Scripps Networks Interactive, Class A	6,991	350,179
Time Warner, Inc.	25,474	909,422
Time Warner Cable, Inc.	13,292	948,251
Walt Disney Co. (The)	102,056	4,397,593

		$15,943,601

Metals & Mining — 1.6%
AK Steel Holding Corp.	13,180	$207,980
Allegheny Technologies, Inc.	16,248	1,100,314
Cliffs Natural Resources, Inc.	4,838	475,479
Freeport-McMoRan Copper & Gold, Inc.	56,000	3,110,800
Nucor Corp.	22,092	1,016,674

		$5,911,247

Multi-Utilities — 2.4%
Centerpoint Energy, Inc.	17,504	$307,370
CMS Energy Corp.	91,625	1,799,515
Dominion Resources, Inc.	17,163	767,186
DTE Energy Co.	10,342	506,344
Integrys Energy Group, Inc.	10,554	533,083
NiSource, Inc.	49,999	958,981
Public Service Enterprise Group, Inc.	69,335	2,184,746
TECO Energy, Inc.	92,229	1,730,216
Xcel Energy, Inc.	12,009	286,895

		$9,074,336

Multiline Retail — 1.1%
Kohl’s Corp.	26,447	$1,402,749
Macy’s, Inc.	83,393	2,023,114
Nordstrom, Inc.	12,248	549,690

		$3,975,553

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	65,682	$7,056,217
ConocoPhillips	70,818	5,655,526
El Paso Corp.	53,383	960,894
EOG Resources, Inc.	20,592	2,440,358
Exxon Mobil Corp.	169,590	14,267,607
Massey Energy Co.	980	66,993
Occidental Petroleum Corp.	39,289	4,105,308
Peabody Energy Corp.	15,263	1,098,325
Petrohawk Energy Corp.(1)	16,345	401,106
Range Resources Corp.	22,418	1,310,556
Tesoro Corp.(1)	25,722	690,121
Williams Cos., Inc.	72,366	2,256,372

		$40,309,383

Security	Shares	Value
Paper & Forest Products — 0.2%
MeadWestvaco Corp.	21,446	$650,457

		$650,457

Personal Products — 0.1%
Alberto-Culver Co.	3,085	$114,978
Estee Lauder Cos., Inc., Class A	1,663	160,247

		$275,225

Pharmaceuticals — 6.4%
Abbott Laboratories	83,514	$4,096,362
Bristol-Myers Squibb Co.	83,905	2,217,609
Johnson & Johnson	115,620	6,850,485
Merck & Co., Inc.	134,719	4,447,074
Pfizer, Inc.	315,478	6,407,358

		$24,018,888

Professional Services — 0.3%
Dun & Bradstreet Corp.	1,472	$118,113
Robert Half International, Inc.	28,288	865,613

		$983,726

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	12,428	$316,541
AvalonBay Communities, Inc.	11,002	1,321,120
Equity Residential	14,774	833,401
Host Hotels & Resorts, Inc.	32,755	576,816
Kimco Realty Corp.	78,276	1,435,582
Plum Creek Timber Co., Inc.	12,612	550,009
ProLogis	41,966	670,617

		$5,704,086

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$523,427

		$523,427

Road & Rail — 0.6%
J.B. Hunt Transport Services, Inc.	3,521	$159,924
Norfolk Southern Corp.	28,268	1,958,124

		$2,118,048

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(1)	12,153	$104,516
Applied Materials, Inc.	119,522	1,866,934
Atheros Communications, Inc.(1)	23,469	1,047,891
Cirrus Logic, Inc.(1)	42,071	884,753
Cypress Semiconductor Corp.(1)	57,074	1,106,094
First Solar, Inc.(1)	1,663	267,477
Intel Corp.	154,529	3,116,850
MEMC Electronic Materials, Inc.(1)	8,064	104,509
Microchip Technology, Inc.	15,385	584,784
Micron Technology, Inc.(1)	56,773	650,618
Teradyne, Inc.(1)	32,470	578,291

		$10,312,717

Software — 3.8%
Concur Technologies, Inc.(1)	33,500	$1,857,575
Microsoft Corp.	300,546	7,621,847
Oracle Corp.	103,117	3,441,014
Quest Software, Inc.(1)	11,338	287,872
Symantec Corp.(1)	56,043	1,039,037

		$14,247,345

Security	Shares	Value
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	5,734	$336,586
American Eagle Outfitters, Inc.	6,395	101,617
Best Buy Co., Inc.	11,800	338,896
GameStop Corp., Class A(1)	2,593	58,394
Home Depot, Inc.	33,442	1,239,361
Limited Brands, Inc.	37,277	1,225,668
RadioShack Corp.	19,049	285,925
Staples, Inc.	88,922	1,726,865
Tiffany & Co.	14,641	899,543

		$6,212,855

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	4,244	$220,858
Hanesbrands, Inc.(1)	6,900	186,576
NIKE, Inc., Class B	7,588	574,411

		$981,845

Tobacco — 2.1%
Altria Group, Inc.	50,128	$1,304,832
Philip Morris International, Inc.	82,600	5,421,038
Reynolds American, Inc.	27,499	977,039

		$7,702,909

Trading Companies & Distributors — 0.1%
Fastenal Co.	5,040	$326,743

		$326,743

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	4,553	$165,729
Vodafone Group PLC ADR	5,619	161,546

		$327,275

Total Common Stocks — 101.8% (identified cost $288,851,913)		$380,589,641

Call Options Written — (1.9)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	385	$1,295	4/16/11	$(1,432,200)
S&P 500 Index	915	1,305	4/16/11	(2,616,900)
S&P 500 Index	715	1,310	4/16/11	(1,816,100)
S&P 500 Index	640	1,315	4/16/11	(1,395,200)

Total Call Options Written (premiums received $3,830,815)				$(7,260,400)

Other Assets, Less Liabilities — 0.1%				$687,659

Net Assets — 100.0%				$374,016,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$288,838,294

Gross unrealized appreciation	$97,419,726
Gross unrealized depreciation	(5,668,379)

Net unrealized appreciation	$91,751,347

Written call options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	2,960	$5,118,535
Options written	8,195	12,738,971
Options terminated in closing purchase transactions	(8,115)	(13,512,854)
Options expired	(385)	(513,837)

Outstanding, end of period	2,655	$3,830,815

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,260,400.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$380,589,641	$—	$—	$380,589,641

Total Investments	$380,589,641	$—	$—	$380,589,641

Liability Description

Call Options Written	$(7,260,400)	$—	$—	$(7,260,400)

Total	$(7,260,400)	$—	$—	$(7,260,400)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011